Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 20,216	€ 21,850
Lease liabilities	68,228
Bank overdraft and short-term borrowings	24,170	35,148
Trade and other payables	90,525	104,815
Losses on derivative financial instruments	772	320
Total financial liabilities	203,911	162,133
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	512	899
Lease liabilities	3,341
Bank overdraft and short-term borrowings	24,170	35,148
Trade and other payables	22,049	26,914
Losses on derivative financial instruments	772	320
Total financial liabilities	50,844	63,281
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	4,222	10,019
Lease liabilities	10,587
Trade and other payables	68,476	77,901
Total financial liabilities	83,285	87,920
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	6,568	3,416
Lease liabilities	9,972
Total financial liabilities	16,540	3,416
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,389	6,158
Lease liabilities	26,568
Total financial liabilities	31,957	6,158
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	3,525	1,358
Lease liabilities	17,760
Total financial liabilities	€ 21,285	€ 1,358